Annual Total Returns[BarChart] - Short Real Estate ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(28.66%)	(15.11%)	(19.25%)	(6.09%)	(23.66%)	(6.55%)	(10.75%)	(10.07%)	3.60%	(21.88%)